WELLS FARGO FUNDS TRUST

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Intermediate Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

Class A, Class B, Class C, Class Z, Administrator Class and Investor Class

Supplement dated February 27, 2006, to the Prospectus dated November 1, 2005.

This supplement contains important information about the Funds referenced below (collectively the “Funds”, individually a “Fund”).

Colorado Tax-Free, Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds

The following portfolio manager changes, as they relate to their respective Funds, are effective immediately:

•	Stephen Galiani and Adrian Van Poppel are replacing Arthur C. Evans as portfolio managers for the Colorado Tax-Free Fund;

•	Duane A. McAllister, CFA is removed as a portfolio manager from the Intermediate Tax-Free Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Duane A. McAllister, CFA as a portfolio manager for the Minnesota Tax-Free Fund;

•	Duane A. McAllister, CFA is removed as a portfolio manager from the Municipal Bond Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio manager for the National Limited-Term Tax-Free Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans as a portfolio manager for the National Tax-Free Fund; and

•	Julio C. Bonilla and Wendy Casetta are replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio managers for the Nebraska Tax-Free Fund.

Under the Fund description for the Colorado Tax-Free Fund on page 35 of the Class A, Class B, Class C Prospectus and page 29 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Stephen Galiani and Adrian Van Poppel

Under the Fund description for the Intermediate Tax-Free Fund on page 18 of the Investor Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the Minnesota Tax-Free Fund on page 39 of the Class A, Class B, Class C Prospectus, page 33 of the Administrator Class Prospectus, and page 13 of the Class Z Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA and Adrian Van Poppel

Under the Fund description for the Municipal Bond Fund on page 43 of the Class A, Class B, Class C Prospectus, page 37 of the Administrator Class Prospectus, and page 21 of the Investor Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the National Limited-Term Tax-Free Fund on page 45 of the Class A, Class B, Class C Prospectus and page 39 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Manager: Lyle J. Fitterer, CFA, CPA

Under the Fund description for the National Tax-Free Fund on page 49 of the Class A, Class B, Class C Prospectus and page 43 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Lyle J. Fitterer, CFA, CPA and Stephen Galiani

Under the Fund description for the Nebraska Tax-Free Fund on page 47 of the Administrator Class Prospectus, the information for the portfolio managers is replaced with the following:

Portfolio Managers: Julio C. Bonilla and Wendy Casetta

The “Portfolio Managers” section beginning on page 87 of the Class A, Class B, Class C Prospectus, as it relates to the portfolio managers listed below, is supplemented as follows:

Lyle J. Fitterer, CFA, CPA

Minnesota Tax-Free Fund since 2006

National Limited-Term Tax-Free Fund since 2006

National Tax-Free Fund since 2006

Stephen Galiani

Colorado Tax-Free Fund since 2006

Adrian Van Poppel

Colorado Tax-Free Fund since 2006

The “Portfolio Managers” section beginning on page 64 of the Administrator Class Prospectus, as it relates to the portfolio managers listed below, is supplemented as follows:

Julio C. Bonilla

Nebraska Tax-Free Fund since 2006

Wendy Casetta

Nebraska Tax-Free Fund since 2006

Ms. Casetta joined Wells Capital Management in January 2005 with the acquisition of Strong Capital Management, Inc. (“SCM”) where she was a senior research analyst and portfolio manager for the Municipal Credit Research Team. Prior to that, from August of 1994 to May of 1998, she was a fixed income trader and investment associate at Barnett Capital Advisors. She began her career as an investment industry professional as a registered representative at Nicholas Company in 1993. Ms. Casetta earned her B.A. degree in finance from University of Wisconsin-Oshkosh and her M.B.A degree in business administration from the University of North Florida.

Lyle J. Fitterer, CFA, CPA

Minnesota Tax-Free Fund since 2006

National Limited-Term Tax-Free Fund since 2006

National Tax-Free Fund since 2006

Stephen Galiani

Colorado Tax-Free Fund since 2006

Adrian Van Poppel

Colorado Tax-Free Fund since 2006

The “Portfolio Managers” section beginning on page 36 of the Class Z Prospectus, as it relates to the portfolio managers listed below, is supplemented as follows:

Lyle J. Fitterer, CFA, CPA

Minnesota Tax-Free Fund since 2006

Mr. Fitterer joined Wells Capital Management as a Portfolio Manager in 2005 where he is Managing Director and head of the Municipal Fixed Income Team and Senior Portfolio Manager for Customized Fixed Income. Prior to joining Wells Capital Management he was with SCM since 1989 where he served as Director of Customized Fixed Income since 2000. He served first as a mutual fund accountant and later as an analyst and trader in the fixed income department, specializing in mortgage and asset-backed securities. He has also traded equity and derivative securities for SCM’s hedge funds and equity mutual funds and was a portfolio manager from January 1996 to November 1998 and returned to portfolio management in March 2000. He joined Strong Institutional Client Services as Managing Director in November 1998, where he was responsible for overseeing the institutional and intermediary sales organization. He received his B.S. degree in Accounting from the University of North Dakota.

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO FUNDS TRUST

Wells Fargo Advantage California Limited-Term Tax-Free Fund

Wells Fargo Advantage California Tax-Free Fund

Wells Fargo Advantage Colorado Tax-Free Fund

Wells Fargo Advantage Intermediate Tax-Free Fund

Wells Fargo Advantage Minnesota Tax-Free Fund

Wells Fargo Advantage Municipal Bond Fund

Wells Fargo Advantage National Limited-Term Tax-Free Fund

Wells Fargo Advantage National Tax-Free Fund

Wells Fargo Advantage Nebraska Tax-Free Fund

Wells Fargo Advantage Short-Term Municipal Bond Fund

Wells Fargo Advantage Ultra Short-Term Municipal Income Fund

Wells Fargo Advantage Wisconsin Tax-Free Fund

Supplement dated February 27, 2006, to the Statement of Additional Information dated November 1, 2005, as previously supplemented February 1, 2006, and January 3, 2006.

This supplement contains important information about the Funds referenced above (collectively the “Funds”, individually a “Fund”).

Minnesota Tax-Free and Municipal Bond Funds

The following information supplements the information in the “Additional Purchase and Redemption Information” section on page 52 of the SAI.

The Class Z shares of the Minnesota Tax-Free Fund (“Class Z shares”) are available for purchase under limited circumstances, as described in the Fund’s prospectus. In addition to the limitations described in the Fund’s prospectus, you may also continue to purchase Class Z shares if:

•	You are an existing shareholder of Class Z shares of the Fund (either directly or through a financial intermediary) and you wish to:

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact through an omnibus account are not permitted to purchase Class Z shares of the Fund on behalf of clients that do not currently own Class Z shares of the Fund or do not otherwise meet the requirements of a qualified investor.

•	You are the beneficiary of Class Z shares of the Fund (i.e. through an IRA or transfer on death account) and wish to utilize the proceeds of such account to open up a new account in your name in Class Z shares of the Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in Class Z shares of the Fund and wish to rollover proceeds from such a plan to open a new account in Class Z shares of the Fund.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of a Fund that offers Class Z shares.

Funds Management reserves the right to reject any purchase order into Class Z shares of the Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Fund.

The Municipal Bond Fund (the “Closed Fund”) is closed to new investors. You may continue to purchase shares of the Closed Fund if:

•	You are an existing shareholder of the Closed Fund (either directly or through a financial intermediary) and you wish to:

•	add to your existing account through the purchase of additional shares of the Closed Fund, including the reinvestment of dividends and cash distributions from shares owned in the Closed Fund; or

•	open a new account that is registered in your name or has the same primary taxpayer identification or social security number (this includes accounts where you serve as custodian, such as UGMA/UTMA accounts). Please note: Selling agents who transact in the Closed Fund through an omnibus account are not permitted to purchase shares of the Closed Fund on behalf of clients that do not currently own shares of the Closed Fund.

•	You are the beneficiary of shares of the Closed Fund (i.e. through an IRA or transfer on death account) and wish to utilize the proceeds of such account to open up a new account in your name in the Closed Fund.

•	You are a participant in a qualified defined contribution plan, 403(b) plan or 457 plan that invests in the Closed Fund. Each such plan may open up new participant accounts within the Plan. In addition, rollovers from a plan can be used to open new accounts in the Closed Fund.

•	You are a sponsor of a retirement plan that currently offers the Closed Fund as an investment option. The sponsor may offer the Closed Fund as an investment option in other retirement plans offered by the same company, its subsidiaries and affiliates.

•	You are an existing separately managed account client of one of the Funds’ sub-advisers whose current account is managed in a similar style as that of the Closed Fund.

Additional investments will not be accepted in the Closed Fund unless the investment falls within one of the above referenced categories. Funds Management reserves the right to reject any purchase order into the Closed Fund if it believes that acceptance of such order would interfere with its ability to effectively manage the Closed Fund.

All Funds

On February 8, 2006, the Board of Trustees (the “Board”) approved revisions to the Proxy Voting Policies and Procedures (the “Procedures”). The revised Procedures, which can be found below, are effective immediately.

Proxy Voting Policies and Procedures

The Trusts and Funds Management have adopted policies and procedures (“Procedures”) that are used to vote proxies relating to portfolio securities held by the Funds of the Trusts. The Procedures are designed to ensure that proxies are voted in the best interests of Fund shareholders, without regard to any relationship that any affiliated person of the Fund (or an affiliated person of such affiliated person) may have with the issuer of the security.

The responsibility for voting proxies relating to the Funds’ portfolio securities has been delegated to Funds Management. In accordance with the Procedures, Funds Management exercises its voting responsibility with the goal of maximizing value to shareholders consistent with governing laws and the investment policies of each Fund. While the Funds do not purchase securities to exercise control or to seek to effect corporate change through share ownership, they support sound corporate governance practices within companies in which they invest and reflect that support through their proxy voting process.

Funds Management has established a Proxy Voting Committee (the “Proxy Committee”) that is responsible for overseeing the proxy voting process and ensuring that the voting process is implemented in conformance with the Procedures. Funds Management has retained an independent, unaffiliated nationally recognized proxy voting company, as proxy voting agent. The Proxy Committee monitors the proxy voting agent and the voting process and, in certain situations, votes proxies or directs the proxy voting agent how to vote.

The Procedures set out guidelines regarding how Funds Management and the proxy voting agent will vote proxies. Where the guidelines specify a particular vote on a particular matter, the proxy voting agent handles the proxy, generally without further involvement by the Proxy Committee. Where the guidelines specify a case-by-case determination, or where a particular issue is not addressed in the guidelines, the proxy voting agent forwards the proxy to the Proxy Committee for a vote determination by the Proxy Committee. In addition, even where the guidelines specify a particular vote, the Proxy Committee may exercise a discretionary vote if it determines that a case-by-case review of a particular matter is warranted. As a general matter, proxies are voted consistently on the same matter when securities of an issuer are held by multiple Funds.

The Procedures set forth Funds Management’s general position on various proposals, such as:

•	Routine Items—Funds Management will generally vote for the ratification of auditors, uncontested director or trustee nominees, changes in company name, and other procedural matters related to annual meetings.

•	Corporate Governance—Funds Management will generally vote for charter and bylaw amendments proposed solely to conform with modern business practices or for purposes of simplification.

•	Anti-Takeover Matters—Funds Management generally will vote for proposals that require shareholder ratification of poison pills, and on a case-by-case basis on proposals to redeem a company’s poison pill.

•	Mergers/Acquisitions and Corporate Restructurings—Funds Management’s Proxy Committee will examine these items on a case-by-case basis.

•	Shareholder Rights—Funds Management will generally vote against proposals that may restrict shareholder rights.

In all cases where the Proxy Committee makes the decision regarding how a particular proxy should be voted, the Proxy Committee exercises its voting discretion in accordance with the voting philosophy of the Funds and in the best interests of Fund shareholders. In deciding how to vote, the Proxy Committee may rely on independent research, input and recommendations from third parties including independent proxy services, other independent sources, investment sub-advisers, company managements and shareholder groups as part of its decision-making process.

In most cases, any potential conflicts of interest involving Funds Management or any affiliate regarding a proxy are avoided through the strict and objective application of the Funds’ voting guidelines. However, when the Proxy Committee is aware of a material conflict of interest regarding a matter that would otherwise be considered on a case-by-case basis by the Proxy Committee, the Proxy Committee shall address the material conflict by using any of the following methods: (1) instructing the proxy voting agent to vote in accordance with the recommendation it makes to its clients; (2) disclosing the conflict to the Board and obtaining their consent before voting; (3) submitting the matter to the Board to exercise its authority to vote on such matter; or (4) engaging an independent fiduciary who will direct the Proxy Committee on voting instructions for the proxy. Additionally, the Proxy Committee does not permit its votes to be influenced by any conflict of interest that exists for any other affiliated person of the Funds (such as a sub-adviser or principal underwriter) and the Proxy Committee votes all such matters without regard to the conflict. The Procedures may reflect voting positions that differ from practices followed by other companies or subsidiaries of Wells Fargo & Company.

In order to not hinder possible economic benefits to the Funds and Fund shareholders, Funds Management will generally refrain from voting proxies on foreign securities that are subject to share blocking restrictions. In addition, securities on loan will typically not be recalled to facilitate voting. However, if the Proxy Committee is aware of an item in time to recall the security and has determined in good faith that the importance of the matter to be voted upon outweighs any potential loss of benefits or revenue, the security will be recalled for voting.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available annually on the SEC’s website at http://www.sec.gov.

All Funds

On February 8, 2006, the Board approved revisions to the Policies and Procedures for Disclosure of Fund Portfolio Holdings (the “Policies”). The revised Policies, which can be found below, are effective immediately and replace the Policies previously disclosed in the January 3, 2006, supplement.

Policies and Procedures for Disclosure of Fund Portfolio Holdings

The following policies and procedures (the “Procedures”) govern the disclosure of portfolio holdings and any ongoing arrangements to make available information about portfolio holdings for the separate series of Wells Fargo Funds Trust (“Funds Trust”), Wells Fargo Master Trust (“Master Trust”) and Wells Fargo Variable Trust (“Variable Trust”) (each of Funds Trust, Master Trust and Variable Trust referred to collectively herein as the “Funds” or individually as the “Fund”) now existing or hereafter created. The Funds have adopted these Procedures to ensure that the disclosure of a Fund’s portfolio holdings is accomplished in a manner that is consistent with a Fund’s fiduciary duty to its shareholders. For purposes of these Procedures, the term, “portfolio holdings” means the stock and bonds held by a Fund and does not include the cash investments or other derivative positions held by the Fund. Under no circumstances shall Funds Management or the Funds receive any compensation in return for the disclosure of information about a Fund’s portfolio securities or for any ongoing arrangements to make available information about a Fund’s portfolio securities.

Disclosure of Fund Portfolio Holdings. The complete portfolio holdings and top ten holdings information referenced below (except for the Funds of Master Trust and Variable Trust) will be available on the Funds’ website until updated for the next applicable period. Funds Management may withhold any portion of a Fund’s portfolio holdings from online disclosure when deemed to be in the best interest of the Fund. Once holdings information has been posted on the website, it may be further disseminated without restriction.

A.	Complete Holdings. The complete portfolio holdings for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis.

B.	Top Ten Holdings. Top ten holdings information for each Fund (except for funds that operate as fund of funds) shall be made publicly available on the Funds’ website on a monthly, seven-day or more delayed basis.

C.	Fund of Funds Structure.

1.	The underlying funds held by a fund that operates as a fund of funds shall be posted to the Funds’ website and included in fund fact sheets on a monthly, seven-day or more delayed basis.

2.	A change to the underlying funds held by a Fund in a fund of funds structure or changes in a Fund’s target allocations between or among its fixed-income and/or equity investments may be posted to the Funds’ website simultaneous with the change.

Furthermore, as required by the SEC, each Fund (except money market funds) shall file its complete portfolio holdings schedule in public filings made with the SEC on a quarterly basis. Each Fund, (including money market funds) is required to file its complete portfolio schedules for the second and fourth fiscal quarter on

Form N-CSR, and each Fund (except money market funds) is required to file its complete portfolio schedules for the first and third fiscal quarters on From N-Q, in each instance within 60 days of the end of the Fund’s fiscal quarter. Through Form N-CSR and Form N-Q filings made with the SEC, the Funds’ full portfolio holdings will be publicly available to shareholders on a quarterly basis. Such filings shall be made on or shortly before the 60th day following the end of a fiscal quarter.

Each Fund’s complete portfolio schedules for the second and fourth fiscal quarter, required to be filed on Form N-CSR, shall be delivered to shareholders in the Fund’s semi-annual and annual reports. Each Fund’s complete portfolio schedule for the first and third fiscal quarters, required to be filed on Form N-Q, will not be delivered to shareholders. Each Fund, however, shall include appropriate disclosure in its semi-annual and annual reports as to how a shareholder may obtain holdings information for the Fund’s first and third fiscal quarters.

List of Approved Recipients. The following list describes the limited circumstances in which a Fund’s portfolio holdings may be disclosed to selected third parties in advance of the monthly release on the Funds’ website. In each instance, a determination will be made by Funds Management that such advance disclosure is supported by a legitimate business purpose and that the recipients, where feasible, are subject to an independent duty not to disclose or trade on the nonpublic information.

A.	Sub-Advisers. Sub-advisers shall have full daily access to fund holdings for the Fund(s) for which they have direct management responsibility. Sub-advisers may also release and discuss portfolio holdings with various broker/dealers for purposes of analyzing the impact of existing and future market changes on the prices, availability\demand and liquidity of such securities, as well as for the purpose of assisting portfolio managers in the trading of such securities.

B.	Money Market Portfolio Management Team. The money market portfolio management team at Wells Capital Management Incorporated (“Wells Capital Management”) shall have full daily access to daily transaction information across the Wells Fargo Advantage Funds for purposes of anticipating money market sweep activity which in turn helps to enhance liquidity management within the money market funds.

C.	Funds Management/Wells Fargo Funds Distributor, LLC.

1.	Funds Management personnel that deal directly with the processing, settlement, review, control, auditing, reporting, and/or valuation of portfolio trades shall have full daily access to Fund portfolio holdings through access to PFPC’s Datapath system.

2.	Funds Management personnel that deal directly with investment review and analysis of the Funds shall have full daily access to Fund portfolio holdings through Factset, a program that is used to, among other things, evaluate portfolio characteristics against available benchmarks.

3.	Funds Management and Funds Distributor personnel may be given advance disclosure of any changes to the underlying funds in a fund of funds structure or changes in a Fund’s target allocations that result in a shift between or among its fixed-income and/or equity investments.

D.	External Servicing Agents. Appropriate personnel employed by entities that assist in the review and/or processing of Fund portfolio transactions, employed by the fund accounting agent, the custodian and the trading settlement desk at Wells Capital Management (only with respect to the Funds that Wells Capital Management sub-advises), shall have daily access to all Fund portfolio holdings. In addition, certain of the sub-advisers utilize the services of software provider Advent to assist with portfolio accounting and trade order management. In order to provide the contracted services to the sub-adviser, Advent may receive full daily portfolio holdings information directly from the Funds’ accounting agent however, only for those Funds in which such sub-adviser provides investment advisory services. Funds Management also utilizes the services of Institutional Shareholder Services (“ISS”) and SG Constellation, L.L.C. to assist with proxy voting and B share financing, respectively. Both ISS and SG Constellation, L.L.C. may receive full Fund portfolio holdings on a weekly basis for the Funds for which they provide services.

E.	Rating Agencies. Standard & Poor’s (“S&P”) and Moody’s Investors Services (“Moody’s”) receive full Fund holdings for rating purposes. S&P may receive holdings information weekly on a seven-day delayed basis. Moody’s may receive holdings information monthly on a seven-day delayed basis.

Additions to List of Approved Recipients. Any additions to the list of approved recipients requires approval by the President and Chief Legal Officer of the Funds based on a review of: (i) the type of fund involved; (ii) the purpose for receiving the holdings information; (iii) the intended use of the information; (iv) the frequency of the information to be provided; (v) the length of the lag, if any, between the date of the information and the date on which the information will be disclosed; (vi) the proposed recipient’s relationship to the Funds; (vii) the ability of Funds Management to monitor that such information will be used by the proposed recipient in accordance with the stated purpose for the disclosure; (viii) whether a confidentiality agreement will be in place with such proposed recipient; and (ix) whether any potential conflicts exist regarding such disclosure between the interests of Fund shareholders, on the one hand, and those of the Fund’s investment adviser, principal underwriter, or any affiliated person of the Fund.

Funds Management Commentaries. Funds Management may disclose any views, opinions, judgments, advice or commentary, or any analytical, statistical, performance or other information in connection with or relating to a Fund or its portfolio holdings (including historical holdings information), or any changes to the portfolio holdings of a Fund if such disclosure does not result in the disclosure of current portfolio holdings information any sooner than on a monthly 30-day delayed basis (or on a monthly 7-day delayed basis for a top-ten holding) and such disclosure does not constitute material nonpublic information, which for this purpose, means information that would convey any advantage to a recipient in making an investment decision concerning a Fund.

Board Approval. The Board shall review and reapprove these Procedures, including the list of approved recipients, as often as they deem appropriate, but not less often than annually, and making any changes that they deem appropriate.

Colorado Tax-Free, Intermediate Tax-Free, Minnesota Tax-Free, Municipal Bond, National Limited-Term Tax-Free, National Tax-Free and Nebraska Tax-Free Funds

The following portfolio manager changes, as they relate to the Funds, are effective immediately:

•	Stephen Galiani and Adrian Van Poppel are replacing Arthur C. Evans as portfolio managers for the Colorado Tax-Free Fund;

•	Duane A. McAllister, CFA is removed as a portfolio manager from the Intermediate Tax-Free Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Duane A. McAllister, CFA as a portfolio manager for the Minnesota Tax-Free Fund;

•	Duane A. McAllister, CFA is removed as a portfolio manager from the Municipal Bond Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio manager for the National Limited-Term Tax-Free Fund;

•	Lyle J. Fitterer, CFA, CPA is replacing Arthur C. Evans as a portfolio manager for the National Tax-Free Fund; and

•	Julio C. Bonilla and Wendy Casetta are replacing Arthur C. Evans and Duane A. McAllister, CFA as portfolio managers for the Nebraska Tax-Free Fund.

As a result of these changes, the “Portfolio Managers” section beginning on page 39 is updated with the following information, as it relates to the Funds, and the first table under such section is replaced as follows:

Fund	Sub-Advisor	Portfolio Managers
California Limited-Term Tax-Free Fund	Wells Capital Management	Stephen Galiani Julio C. Bonilla

California Tax-Free Fund	Wells Capital Management	Stephen Galiani
Colorado Tax-Free Fund	Wells Capital Management	Stephen Galiani Adrian Van Poppel

Intermediate Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
Minnesota Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Adrian Van Poppel

Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
National Limited-Term Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA

National Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Stephen Galiani
Nebraska Tax-Free Fund	Wells Capital Management	Julio C. Bonilla Wendy Casetta

Short-Term Municipal Bond Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA
Ultra Short-Term Municipal Income Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Wendy Casetta

Wisconsin Tax-Free Fund	Wells Capital Management	Lyle J. Fitterer, CFA, CPA Thomas Stoeckmann

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Management of Other Accounts beginning on page 39.

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Compensation. Wells Capital Management beginning on page 40.

Arthur C. Evans and Duane A. McAllister are removed from the table under the sub-section Beneficial Ownership in the Funds beginning on page 41.

The following information was contained within the February 1, 2006, supplement and is included herewith for your convenience.

All Funds Offering Class A Shares

On November 8, 2005, the Board of Trustees (the “Board”) approved revisions to a sales charge waiver category for Class A shares of the Funds. One of the sales load waiver categories described in the Prospectus, under the “Reductions and Waivers of Sales Charges” section, is as follows:

You may reinvest into a Wells Fargo Advantage Fund with no sales charge a distribution from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee provided the distribution occurred within the 60 days prior to your reinvestment.

Effective February 1, 2006, this sales load waiver category is limited to assets from a distribution that previously was invested in Wells Fargo Advantage Funds or Wells Fargo Collective Investment Funds. As a result of this change, the following paragraph is added under the “Additional Purchase and Redemption Information” section beginning on page 52 of the Statement of Additional Information (“SAI”):

Reduced Sales Charges for Class A Shares. You may reinvest into a Wells Fargo Advantage Fund with no sales charge the portion of assets from a distribution that previously was invested in Wells Fargo Advantage Funds and Wells Fargo Collective Investment Funds provided that the distribution is from a pension, retirement, benefit or similar plan for which Wells Fargo Bank acts as trustee and the distribution occurred within the 60 days prior to your reinvestment.

The following information was contained within the January 3, 2006, supplement and is included herewith for your convenience.

All Funds

On November 8, 2005, the Board of Trustees (the “Board”) approved the addition of Olivia Mitchell to the Board as an independent Trustee, effective January 1, 2006. The resulting changes, as they relate to the addition of Olivia Mitchell as an independent Trustee, under the “Trustees and Officers” section beginning on page 31 of the Statement of Additional Information (“SAI”) are as follows:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company or Investment Company Directorships
Olivia Mitchell, 52	Trustee, since 2006	Professor of Insurance and Risk Management,
Wharton School, University of Pennsylvania.
Director of the Boettner Center on Pensions
and Retirement Research. Research Associate
and Board member, Penn Aging Research
Center. Research Associate, National Bureau
		of Economic Research.	N/A

All Funds

On November 8, 2005, the Board approved certain sub-advisory rate changes effective January 1, 2006. The resulting changes, as they relate to the Funds, under the “Investment Sub-Adviser” section beginning on page 37 of the SAI are as follows:

Fund	Sub-Adviser	Net Assets	Fee
California Limited-Term Tax-Free Fund National Limited-Term Tax-Free Fund Short-Term Municipal Bond Fund Ultra Short-Term Municipal Income Fund	Wells Capital Management	$0—100M $100—300M >$300M	0.15% 0.10% 0.05%
California Tax-Free Fund Colorado Tax-Free Fund Intermediate Tax-Free Fund Minnesota Tax-Free Fund Municipal Bond Fund National Tax-Free Fund Nebraska Tax-Free Fund Wisconsin Tax-Free Fund	Wells Capital Management	$0—100M $100—300M $300—500M >$500M	0.20% 0.175% 0.15% 0.10%

RT055623 02-06	MIS0206/SUP058